UNITED STATES
SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:                                      811-21583

CLOUGH GLOBAL ALLOCATION FUND
(Exact name of registrant as specified in charter)

1625 Broadway, Suite 2200, Denver, Colorado	80202
(Address of principal executive offices)	(Zip code)

Erin E. Douglas Clough Global Allocation Fund 1625 Broadway, Suite 2200 Denver, Colorado 80202
(Name and address of agent for service)

Registrant’s Telephone Number, including Area Code:		(303) 623-2577

Date of fiscal year end:	March 31

Date of reporting period:	July 1, 2005 – June 30, 2006

Item 1 – Proxy Voting Record.

Name of Issuer	Ticker Symbol	CUSIP	S/H Meeting Date	Matter Voted on	Who Proposed (issuer or S/H)	Did Fund Vote	How Voted	For/Against Mgmt Position
American Science & Engineering	ASEI		9/15/2005	Approval of Equity Incentive Plan and Ratification of Selection of Independent Registered Public Accountants	Issuer	Yes	Yes	For

Apollo Investment	AINV	03761U106	10/12/2005	Directors Recommendation	Issuer	Yes	Yes	For

Banco Bilbao Vizcaya Argentaria S.A.	BBV	05946K101	3/18/2006

Appointment of Directors, Relection of Top Management, Authorization of Acquiring Treasury Stock, Relection of Auditors, Approval of Long-Term Share based Renumeration Plan, To Amend Article 53, and Conferral of Authority to formalise and implement resolutions adopted by the AGM

					Issuer	Yes	Yes	For

Banco Latinoamericano De Export	BLX	365975-086773	11/7/2005	To Approve and Adopt in full the Proposed Amended and Restated Articles of Incoproration of the Bank	Issuer	Yes	Yes	For

Biosphere Medical, Inc	BSMD	09066V-103	5/10/2006	Vote on Directors, approve amendment to certificate of incorporation, employee stock purchase plan, stock incentive plan	Issuer	Yes	Yes	For

Duke Energy	DX.TO	264399106	3/10/2006	Approval of the Agreement and Plan of Merger and the Mergers	Issuer	Yes	Yes	For

Dynegy, Inc	DYN	26816Q-101	5/17/2006	Vote on Directors, Independent Auditor, proposal to remove provision specifying minimum and maximum number of Directors in company’s Articles of Incorporation	Issuer	Yes	Yes	For

India Fund	IFN	454089103	2/24/2006	Approval of New Management Agreement and a New Country Advisory Agreement	Issuer	Yes	Yes	For

IPC Holdings	IPCR	G4933P101	2/21/2006	Approval of Increase of Max number of directors, to fill Board Vacancies, Increase of Authorized Common Shares, and increase of authorized preferred shares.	Issuer	Yes	Yes	For

Jacobs Engineering Group	JEC	469814107	1/26/2006	Approval of Ernst & Young and Vote for Directors	Issuer	Yes	Yes	For

Lasercard	LCRD	51807U101	9/23/2005	Ratification of the Companies Independent public Accounting Firm, Approval of Compensation Plan	Issuer	Yes	Yes	For

Magal Secuirty Systems	MAGS	M6786D104	7/28/2005

Approval of the Appointment of Kost & Forer Gabbay & Kasierer as Indpendent Auditors of the Company, and to Authorize the Audit Committee to fix the Renumeration of the Auditors in Accordance with the Volume and Nature of their Services.

					Issuer	Yes	For	For

Matrix Service Company	MTRX	576853105	10/21/2005	To Ratify the Appointment of Ernst & Young	Issuer	Yes	Yes	For

Microsoft Corporation	MSFT	594918104	11/9/2005	Ratification of the selection of Deloitte & Touche as the companies Independent Auditor	Issuer	Yes	Yes	For

Montpelier RE Holdings LTD	MRH	G62185-106	5/23/2006	Vote on Directors, elect directors in respect of the wholly-owned company, Independent Auditor	Issuer	Yes	Yes	For

National Oilwell Varco, Inc.	NOV	637071-OIH	5/17/2006	Vote on Directors, Independent Auditor	Issuer	Yes	Yes	For

North American Palladium LTD	PAL	656912-102	6/21/2006	Vote on Directors, Independent Auditor, issuance of common shares, amendment of old issuance plan	Issuer	Yes	Yes	For

Petro-Canada	PCA.TO	71644E102	4/25/2006	Vote of Directors, and the Appointment of Deloitte & Touche as Auditors	Issuer	Yes	Yes	For

Photon Dynamics	PHTN	719364101	3/7/2006	Vote for directors and to Ratify the Appointment of Ernst & Young	Issuer	Yes	Yes	For

Radvision Ltd.	RVSN	M81869-105	6/18/2006	Vote on Directors, independent auditor	Issuer	Yes	Yes	For

Rio Tinto PLC	RTP	767204-100	4/12/2006	Vote on Directors, authority to allot certain securities under company’s Act 1985, Independent Auditor, approval of renumeration report, receiving annual report and financial statements	Issuer	Yes	Yes	For

Rowan Companies Inc	RDC	779382-100	4/28/2006	Vote on Directors, Independent Auditor	Issuer	Yes	Yes	For

Shanda Interactive Entertainment	SNDA	81941Q203	10/18/2005	Election of Directors	Issuer	Yes	Yes	For

Tidewater Inc.	TDW	886423-102	5/24/2006	Vote on Directors, independent auditor, proposal to declassify Board of Directors, approval of 2006 stock incentive plan	Issuer	Yes	Yes	For

SIGNATURE

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Clough Global Allocation Fund

By:	/s/ Edmund J. Burke
Edmund J. Burke
President

Date:	August 30, 2006

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